CORRECTION OF ERRORS IN 2022 INTERIM FINANCIAL INFORMATION	9 Months Ended
Sep. 30, 2023
Accounting Changes and Error Corrections [Abstract]
CORRECTION OF ERRORS IN 2022 INTERIM FINANCIAL INFORMATION

NOTE 6. CORRECTION OF ERRORS IN 2022 INTERIM FINANCIAL INFORMATION

Subsequent to the initial issuance of the Company's 2022 financial statements on February 27, 2023, management discovered that the previously issued interim financial statements for the three and nine months ended September 30, 2022 did not properly record the following items in accordance with US GAAP:

(a)	the statement of cash flows inaccurately presented costs associated with the Initial Public Offering in the operating section, instead of the financing section and
(b)	a charge of $152,653 for the exercise of warrants at the time of the Initial Public Offering was incorrectly recorded as expense.

Additionally, management introduced various reclassifications within the statement of cash flows to present in accordance with US GAAP. The following tables summarize the impacts of these error corrections on the Company's interim financial statements for each of the interim periods presented below:

Condensed Balance Sheets	For the nine months ended September 30, 2022 (unaudited)
	As previously reported	Adjustments	As Restated

Total assets	$4,101,162	$–	$4,101,162

Total current liabilities	1,168,426	–	1,168,426

Additional paid-in capital	41,510,853	(152,653)	41,358,200
Accumulated deficit	(38,578,195)	152,653	(38,425,542)
Other	78	–	78
Total stockholders’ equity	2,932,736	–	2,932,736

Total liabilities and stockholders’ equity	$4,101,162	$–	$4,101,162

Condensed Statements of Operations	For the nine months ended September 30, 2022 (unaudited)
	As previously reported	Adjustments	As Restated

Gross profit (loss)	$(10,085)	$–	$(10,085)

Sales and marketing	353,456	–	353,456
Research and development	848,995	–	848,995
General and administrative	3,559,225	(152,653)	3,406,572
Total operating expenses	4,761,676	(152,653)	4,609,023

Total other income (expense)	(1,504,875)	–	(1,504,875)

Net income (loss)	$(6,276,636)	$152,653	$(6,123,983)
Net (loss) allocable to common stockholders	$(6,692,159)	$152,653	$(6,539,506)
(Loss) per share	$(1.21)	$0.04	$(1.17)
Weighted Average common shares outstanding	5,516,238	6,712	5,522,950

Condensed Statements of Operations	For the three months ended September 30, 2022 (unaudited)
	As previously reported	Adjustments	As Restated

Gross profit (loss)	$(3,573)	$–	$(3,573)

Sales and marketing	159,388	–	159,388
Research and development	290,966	–	290,966
General and administrative	1,184,100	–	1,184,100
Total operating expenses	1,634,454	–	1,634,454

Total other income (expense)	227	–	227

Net income (loss)	$(1,633,033)	$–	$(1,633,033)
Net (loss) allocable to common stockholders	$(1,633,033)	$–	$(1,633,033)
(Loss) per share	$(0.20)	$–	$(0.20)
Weighted Average common shares outstanding	7,821,515	–	7,821,515

Condensed Statements of Cash Flows	For the nine months ended September 30, 2022 (unaudited)
	As previously reported	Adjustments	As Restated

Net income (loss)	$(6,276,636)	$152,653	$(6,123,983)

Adjustments to reconcile net income (loss) to net cash used in operation activities
Depreciation and amortization	141,852	(37,500)	104,352
Non-cash charge settled in equity	–	1,299,507	1,299,507
Prepaids and other current assets	85,081	(127,883)	(42,801)
Accrued and other liabilities	981,504	(921,718)	59,786
Other	889,081	–	889,081
Net cash (used in) operations	(4,179,118)	365,060	(3,814,058)

Net cash (used in) investing activities	(159,622)	–	(159,622)

IPO Issuance costs	–	(365,060)	(365,060)
Others	6,552,318	–	6,552,318
Net cash provided by financing activities	6,552,318	(365,060)	6,187,258

Net cash increase (decrease) for period	$2,213,578	$–	$2,213,578

Condensed Statements of Changes in Stockholders’ Equity	September 30, 2022 (unaudited)
	As previously reported	Adjustments	As Restated

Common Stock	$78	$–	$78
Additional paid-in capital	41,510,853	(152,653)	41,358,200
Accumulated deficit	(38,578,195)	152,653	(38,425,542)
Total stockholders’ equity	$2,932,736	$–	$2,932,736